Label	Element	Value
Polaris Global Value Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Polaris Global Value Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
Polaris Capital Management, LLC (the “Adviser”) may write covered call options that are designed both to receive option premium proceeds for the Fund while holding securities that are appreciating and to sell such securities when they reach the Adviser’s target sell price. In order to hedge against downside risks, the Adviser may also write or purchase put options that are designed to appreciate if the underlying security declines in value, thus moderating potential declines. The Adviser also may effectuate a desired hedge by purchasing put or call options on relevant stock index(es) or related exchange-traded funds (“ETFs”) instead.

Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
Options Risk. The Fund will suffer a loss in connection with the purchase of options if securities prices do not move in the direction anticipated by the Fund when purchasing the option. The Fund runs the risk of losing the entire premium paid for the option, plus transaction costs. The potential for loss related to writing call options is unlimited. The potential for loss related to writing put options is limited to the exercise price, less the premium received.